Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Schedule of Movement in Intangible Assets

					2024
	Trademarks and similar intangibles £m	Goodwill £m	Computer software £m	Assets in the course of development £m	Total £m
1 January
Cost	78,848	46,021	1,408	110	126,387
Accumulated amortisation and impairment	(24,847)	(4,930)	(1,048)	—	(30,825)
Net book value at 1 January	54,001	41,091	360	110	95,562
Differences on exchange	915	77	(1)	(1)	990
Additions
– internal development	—	—	—	80	80
– separately acquired	95	—	—	15	110
Reallocations	—	—	40	(40)	—
Amortisation charge	(1,652)	—	(120)	—	(1,772)
Impairment	(646)	(39)	(9)	—	(694)
31 December
Cost	80,277	46,169	1,299	165	127,910
Accumulated amortisation and impairment	(27,564)	(5,040)	(1,029)	(1)	(33,634)
Net book value at 31 December	52,713	41,129	270	164	94,276

					2023
	Trademarks and similar intangibles £m	Goodwill £m	Computer software £m	Assets in the course of development £m	Total £m
1 January
Cost	83,454	48,488	1,379	153	133,474
Accumulated amortisation and impairment	(2,851)	(532)	(1,005)	(11)	(4,399)
Net book value at 1 January	80,603	47,956	374	142	129,075
Differences on exchange	(3,431)	(2,251)	(4)	1	(5,685)
Additions
– internal development	—	—	—	75	75
– separately acquired	59	—	—	3	62
Reallocations	2	—	115	(111)	6
Amortisation charge	(237)	—	(120)	—	(357)
Impairment	(22,995)	(4,614)	(5)	—	(27,614)
31 December
Cost	78,848	46,021	1,408	110	126,387
Accumulated amortisation and impairment	(24,847)	(4,930)	(1,048)	—	(30,825)
Net book value at 31 December	54,001	41,091	360	110	95,562
The below table shows the change in carrying value for the key definite-lived brands relating to the acquisition of Reynolds American.

	Carrying amount 1 January £m	Differences on exchange £m	Amortisation Charge £m	Carrying amount 31 December £m
Definite-lived intangibles
Newport	20,753	358	(690)	20,421
Camel	7,822	134	(260)	7,696
Pall Mall	2,608	44	(130)	2,522
Natural American Spirit	10,439	180	(347)	10,272
Other	1,809	29	(144)	1,694
Total	43,431	745	(1,571)	42,605

Schedule of impairment of intangible assets with indefinite useful life	The below table indicates the key assumptions used in assessing the indefinite-lived brands for impairment.

			2024			2023
	Carrying amount £m	Volume 5 Year CAGR**	Pre-tax discount rate* %	Carrying amount £m	Volume 5 Year CAGR	Pre-tax discount rate %
Indefinite-lived intangibles
Camel Snus	459	(10.1)%	8.6	1,099	(5.4)%	7.8
Grizzly	9,373	7.6%	7.6	9,209	(3.9)%	7.8
Total	9,832			10,308
Notes:
*For the purpose of the current year impairment assessment, the recoverable amount for Camel Snus is estimated on the basis of fair value less cost of disposal and has been prepared based on a five-year risk adjusted cash flow forecast, supplemented by a forecast on a discrete period basis reflecting the revised useful economic life effective 1 January 2025 to support the long term growth rate. Valuations derived from applying post-tax discount rates to post-tax cash flows are aligned to those that would arise from applying pre-tax discount rates to pre-tax cash flows.
**Volume five-year CAGR is calculated by reference to the first five years annual volumes in the fair value less cost of disposal model against the 2024 baseline. The increase in volume 5 year CAGR for the Grizzly brand reflects the inclusion of the Modern Oral product launched under the brand during 2024.

Disclosure of intangible assets with definite useful life	The below table indicates the key assumptions used in assessing the definite-lived brands for impairment.

			2024			2023
	Carrying amount £m	Volume 5 Year CAGR*	Pre-tax discount rate %	Carrying amount £m	Volume 5 Year CAGR	Pre-tax discount rate %
Definite-lived intangibles
Newport	20,421	(12.5)%	8.6	20,753	(11.3)%	8.7
Camel	7,696	(12.6)%	8.6	7,822	(12.3)%	8.9
Pall Mall	2,522	(3.0)%	8.8	2,608	(18.8)%	9.4
Natural American Spirit	10,272	(8.1)%	7.9	10,439	(7.6)%	7.9
Total	40,911			41,622
Note:
*Volume five-year CAGR is calculated by reference to the first five years’ annual volumes used in discounted cash flow model against the 2024 baseline.

Schedule of Cash Generating Unit	For the purpose of impairment testing, goodwill has been attributed to the following cash-generating units:

		2024		2023
	Carrying amount £m	Pre-tax discount rate %	Carrying amount £m	Pre-tax discount rate %
Cash-generating unit
Reynolds American	31,491	9.0	30,938	9.6
Europe	5,358	6.7	5,596	6.6
Canada	2,229	9.8	2,386	20.3
Australia	662	7.9	717	7.3
South Africa	186	10.7	189	14.3
Singapore	376	8.4	382	7.4
GTR	249	7.1	253	7.6
Malaysia	187	10.6	217	10.2
Peru	74	8.7	73	12.4
Other	317	8.4	340	6.7
Total	41,129		41,091

Schedule of Impairment Charge From Possible Change in Assumptions	The excess of recoverable amount over the carrying value (headroom) of the Reynolds American cash-generating unit and the Newport,
Camel, Pall Mall, Natural American Spirit and Grizzly brand intangibles would be reduced to nil if the following individual changes were made to the key assumptions used in the impairment model.

		Reynolds American goodwill	Newport	Camel	Pall Mall	Natural American Spirit	Grizzly
Current headroom	£m	19,293	819	1,926	817	1,620	1,020
Assumptions:
Decrease in volume year-on-year in the discrete period by an additional *	%		(0.4)	(2.4)	(3.7)	(1.2)	(2.0)
Increase in pre-tax discount rate by	%	1.9	0.5	3.9	6.3	1.6	0.7
Decrease in long-term growth rate by**	%	(1.8)					(0.8)
Notes:
*Brand Intangibles only. Volume sensitivity results in a proportional reduction in both net revenue and direct costs with no impact to operating margin %. Fixed overhead cost allocations remain flat. This demonstrates a year-on-year decrease in operating cash flow for the discrete forecast years.
**Goodwill and Grizzly indefinite-lived brand intangible only
The excess of value-in-use earnings over the carrying values (headroom) of the ITCAN goodwill would be reduced to nil if the following individual changes, none of which are considered reasonably possible by Management, were made to the key assumptions used in the impairment model.

Canada goodwill %
Assumptions
Decrease in revenue by*	21.3
Decrease in long-term growth rate by	10.5
Increase in pre-tax discount rate by	8.0
Note:
*Revenue sensitivities are performed in isolation and do not include the removal of the corresponding variable cost of sales. This demonstrates a decrease in revenue in each of the forecast years.